UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2002

Check here if Amendment [  ]; Amendment Number:  _____
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Frederic Greenberg
Address: 17027 Flying Fish Lane
         Sugar Loaf Key, FL 33044

Form 13 F File Number:  28-2868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Frederic Greenberg
Title:   ___________________________
Phone:   212-755-9000

Signature, Place, and Date of Signing:

     /s/ Frederic Greenberg      Sugar Loaf Key, FL              8/13/02
     ----------------------      ------------------              -------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for is reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      None.

                               FORM 13F SUMMARY PAGE

Report Summary:


Number of other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $65,677.55
                                          (thousands)


List of other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings an list entries.]

      None.

     COLUMN 1      COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8
     --------      --------    --------    --------       --------          --------      --------       --------
                    TITLE                   VALUE     SHRS OR SH/PUT/      INVESTMENT      OTHER      VOTING AUTHORITY
  NAME OF ISSUER   OF CLASS     CUSIP      (x$1000)   PRN AMT PRN CALL     DISCRETION     MANAGERS    SOLE SHARED NONE

ABIOMED INC        CS         003654100    1,922.19      226,700.00          OTHER                          x
ANDRX CORP DEL     CS         034553107      809.10       30,000.00          OTHER                          x
ANDRX CORP DEL     CALL       034553907      809.10       30,000.00          OTHER                          x
ADVANCE PCS        CS         00790K109      957.60       40,000.00          OTHER                          x
ALLERGAN INC       CS         018490102      290.36        4,350.00          OTHER                          x
AMARIN CORP. ADR   ADR        023111107    2,064.05      251,713.00          OTHER                          x
AMERICAN           CS         02886P109      370.80       30,000.00          OTHER                          x
PHARMACEUTICALS
PTNRS
AMYLIN             CS         03246108        10.39      950,000.00          OTHER                          x
PHARMACEUTICAL
AXCAN PHARMA INC   CS         054923107      620.75       41,550.00          OTHER                          x
BAXTER             CS         071813109    1,555.75       35,000.00          OTHER                          x
INTERNATIONAL INC
BIOTRANSPLANT INC  CS         09066Y107      793.55      314,900.00          OTHER                          x
BRISTOL MYERS CO   CALL       110122908      771.00       30,000.00          OTHER                          x
CAREMARK RX INC    CS         141705103      617.10       37,400.00          OTHER                          x
CONNETICS          CS         208192104      477.94       36,995.00          OTHER                          x
CORPORATION
COLUMBIA           CS         197779101    2,344.07      390,679.00          OTHER                          x
LABORATORIES INC
CONCEPTUS INC      CS         206016107      676.09       41,000.00          OTHER                          x
CORVEL CORP        CS         221006109    5,650.51      168,688.00          OTHER                          x
CYTYC CORP         CS         232946103      228.60       30,000.00          OTHER                          x
ENDOCARE INC       CS         29264P104      221.03       16,732.00          OTHER                          x
EP MEDSYSTEMS INC  CS         26881P103    3,171.11     1,409,380.00         OTHER                          x
GENZYME CORP       CS         372917708      217.89       48,100.00          OTHER                          x

HEALTHSOUTH CORP   CS         421924101    1,034.71       80,900.00          OTHER                          x

ICN                CS         448924100      702.09       29,000.00          OTHER                          x
PARMACEUTICALS
INC NEW
IDEC               CS         449370105    1,063.50       30,000.00          OTHER                          x
PHARMACEUTICALS
CORP
IDEC PHARMA        CALL       449370905      709.00       20,000.00          OTHER                          x
IMPAX              CS         45256B101    1,111.52      148,400.00          OTHER                          x
LABORATORIES INC
IMPAX LABORATORIES CALL       45256B901       74.90       10,000.00          OTHER                          x
INTUITIVE          CS         46120E107      796.18       94,000.00          OTHER                          x
SURGICAL INC
JOHNSON & JOHNSON  CS         478160104    1,045.20       20,000.00          OTHER                          x
KING               CS         495582108    3,003.75      135,000.00          OTHER                          x
PHARMACEUTICALS
INC
LIFECELL CORP      CS         531927101      502.05      204,918.00          OTHER                          x
LA JOLLA           CS         503459109        2.50      400,000.00          OTHER                          x
PHARMACEUTICAL
MEDTRONIC INC      CS         585055106    1,071.25       25,000.00          OTHER                          x
MIM CORP           CS         553044108      664.95       55,000.00          OTHER                          x
MICRO              CS         59500W100      339.51       90,535.00          OTHER                          x
THERAPEUTICS INC
NOVEN              CS         670009109      949.49       37,235.00          OTHER                          x
PHARMACEUTICALS
INC
NAPRO              CS         630795102      413.28       63,000.00          OTHER                          x
BIOTHERAPEUTICS
INC
OSTEOTECH INC      CS         688582105      638.69       86,426.00          OTHER                          x
PROTEIN DESIGN     CS         74369L103      814.50       75,000.00          OTHER                          x
LABS INC
PFIZER INC         CS         717081103    2,339.75       66,850.00          OTHER                          x
PHARMACIA CORP     CS         71713U102      749.00       20,000.00          OTHER                          x
PHYSIOMETRIX INC   CS         718928104       81.18       99,000.00          OTHER                          x
PENWEST            CS         709754105    1,107.31       56,785.00          OTHER                          x
PHARMACEUTICALS CO
PHARMACEUTICAL     CS         717125108    1,058.42       38,100.00          OTHER                          x
RESOURCES INC
SANGSTAT MEDICAL   CS         801003104    2,320.98      101,000.00          OTHER                          x
CORP
SANGSTAT MEDICAL   CALL       801003904      459.60       20,000.00          OTHER                          x
SERONO S.A. ADR    ADR        81752M101    1,141.00       70,000.00          OTHER                          x
TRIMERIS INC       CS         896263100      554.88       12,500.00          OTHER                          x
UNITED             CS         91307C102      679.80       55,000.00          OTHER                          x
THERAPEUTICS CORP
DEL
WOMEN FIRST        CS         978150100      952.38      122,100.00          OTHER                          x
HEALTHCARE
WORLD HEART CORP   CS         980905103      804.09      350,600.00          OTHER                          x
XOMA CORP          ORD        G9825R107      953.21      238,900.00          OTHER                          x
XOMA LTD           CALL       G9825R907       79.80       20,000.00          OTHER                          x